RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2022
Results from operating activities [abstract]
Cost of Sales
Amounts in R million Note 2022 2021 2020
Cost of sales (3,741.5) (3,388.2) (2,937.9)
Operating costs (a) (3,506.5) (3,122.5) (2,692.1)
Movement in gold in process and finished inventories - Gold Bullion 30.4 (25.6) 3.1
Depreciation

9 (267.6) (252.5) (270.8)
Change in estimate of environmental rehabilitation 11 2.2 12.4 21.9
(a) The most significant components of operating costs include:
Consumable stores (1,014.9) (880.2) (801.0)
Labour including short term incentives (649.6) (598.4) (573.0)
Electricity (547.3) (488.2) (420.9)
Specialist service providers (610.2) (510.7) (447.5)
Machine hire (139.0) (127.4) (95.2)
Security expenses (133.0) (122.8) (87.8)
Water (54.2) (57.1) (47.0)

RELATED PARTY TRANSACTIONS
Amounts in R million 2022 2021 2020
Services rendered by related parties and included in operating costs:
Supply of water and electricity
1
79.2 68.1 50.0
Gold smelting and related charges
1
19.1 21.1 19.8
Other charges
1
0.3 0.7 1.6
Charges to Sibanye-Stillwater
2
- - (0.2)
Gold refining and related charges
3
6.9 6.8 4.9
105.5 96.7 76.1
1

Paid to Sibanye-Stillwater by FWGR
2

Miscellaneous charges to Sibanye-Stillwater
3

Paid to Rand Refinery

Other Income
Amounts in R million 2022 2021 2020
Gain on disposal of property, plant and equipment 6.6 0.1 0.7
Insurance claim (a) 84.7 - -
91.3 0.1 0.7
(a) Insurance claim
During the 2020 financial year, a complex insurance claim process was initiated for business interruption caused by the regulatory lockdowns pursuant to the COVID-19 pandemic. Of the R 84.7

million included in other
income in profit and loss during the year, R 53.0

million was received before
June 30, 2022. R 31.7

million was received subsequent to year end.
84.7 - -

Administration Expenses and Other costs
Amounts in R million Note 2022 2021 2020
Included in administration expenses and other costs are the following:
Share based payment (expenses)/benefit (18.4) 28.3 (224.1)
Cash settled Long-Term

Incentive ("
CLTI ") scheme 19.1 - 44.3 (218.1)
Equity settled Long-Term

Incentive ("
ELTI ") scheme 19.2 (18.4) (16.0) (6.0)
Exploration expenses and transaction costs 1 (15.2) (3.1) (1.4)
Other costs and administration expenses
2
(52.8) (39.7) (28.3)
1 Includes exploration expenses of R8.2 million paid to Sibanye-Stillwater for FY 2022.

2
Other costs and administration expenses are made

of short-term incentives and information technology

costs.